                                Explanatory Note
                                ----------------

The following annual report, dated December 31, 2002, is incorporated by reference herein:

     EQ Advisors Trust, as filed on Form N-30D on March 3, 2003, CIK No. 0001027263, Accession No. 0001188327-03-000032 (Registration File Nos.
     333-17217 and 811-07953)